INCOME TAXES - Components of deferred income taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		$ 388	$ 374
Components recognized in earnings		13	27
Components not recognized in earnings		1	17
Deferred income tax assets		(85)	(34)
Deferred income tax liabilities		473	408
Asset retirement and environmental remediation provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		(149)	(132)
Components recognized in earnings		(16)	7
Components not recognized in earnings		(1)	(2)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		57	83
Components recognized in earnings		(37)	(31)
Components not recognized in earnings		11	3
Property plant and equipment assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		748	633
Components recognized in earnings		100	92
Components not recognized in earnings		15	12
Receivables, inventories and accrued liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		(162)	(162)
Components recognized in earnings		0	(29)
Components not recognized in earnings		0	0
Deferred partnership income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		0	0
Components recognized in earnings		0	(61)
Components not recognized in earnings		0	3
Loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	[1]	(44)	(13)
Components recognized in earnings	[1]	(30)	32
Components not recognized in earnings	[1]	(1)	(1)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities		(62)	(35)
Components recognized in earnings		(4)	17
Components not recognized in earnings		$ (23)	$ 2

[1]

  We have not recognized unused tax losses of $ 56 -million ( 2016 – $ 58 -million) expiring through 2037 ( 2016 – expiring through 2036 ) in the consolidated financial statements. We have recognized unused tax losses of $ 38 -million ( 2016 – $ 9 -million – does not expire per current tax legislation) as we expect to earn future taxable income in that tax jurisdiction in 2018 and following years, and the tax losses do not expire until 2037.